Document and Entity Information	12 Months Ended
Aug. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2012
Registrant Name	DWS STATE TAX-FREE INCOME SERIES
Central Index Key	0000714287
Amendment Flag	false
Document Creation Date	Jul. 26, 2012
Document Effective Date	Aug. 01, 2012
Prospectus Date	Aug. 01, 2012